Structured Entities and Derecognition of Financial Assets - Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss (Parenthetical) (Detail) - Multi seller conduits [member] - CAD ($)
$ in Millions
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of information about consolidated structured entities [line items]
Commitment to fund purchases of additional assets	$ 8,400	$ 6,200
Direct investments	$ 592	$ 276